Subsequent events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

In May 2026, the Company entered into a consulting services agreement (the “Consulting Agreement”) with a consultant (the “Consultants”), pursuant to which the Company engaged the Consultant to provide certain consulting services. As compensation for such services, the Company agreed to issue the Consultant an aggregate of 1,020,408 shares of its ordinary shares, par value $0.000001. These shares were valued at $500,000, based on the average closing price of the Company’s ordinary shares over the 20 trading days prior to the issuance date. The shares issued to the Consultant are subject to an 18-month lock-up.

On May 14, 2026, the board of directors of the Company approved to effect a share consolidation (the “Share Consolidation”) at a ratio of 1-for-10 so that every ten ordinary shares are consolidated into one ordinary share (with the fractional shares rounding up to the next whole share). The Company’s ordinary shares are expected to commence trading on the Nasdaq Stock Market on a post Share Consolidation basis on June 4, 2026. As a result of the Share Consolidation, the par value of the ordinary shares of the Company will be changed from $0.000001 per share to $0.00001 per share. All shares and per share amounts and in the consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-10 reverse stock split, the Company recognized additional 18,950 shares of ordinary shares due to round up issue. After the Share Consolidation, the exercise price of the November 2025 registered direct offering investor warrants was adjusted to $3.8671 per share.

On June 24, 2026, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with several investors (each a “Purchaser” and collectively, the “Purchasers”), in connection with the issuance and sale (the “Private Placement”) of an aggregate of 1,680,671 ordinary shares, par value $0.00001 per share, of the Company at $1.19 per share for an aggregate purchase price of $2,000,000. The Private Placement was closed on June 26, 2026. In addition, the Company agreed to reduce the exercise price of the November 2025 registered direct offering placement agents warrants and the warrants issued to the investors in the November 2025 registered direct offering from $25.00 per share and $3.8671 per share, respectively, to $1.19 per share, at which the Company sold its ordinary shares to investors in the Private Placement.

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2026, through the date the unaudited condensed consolidated financial statements were available to issue, and concluded that in addition to the event detailed elsewhere in this report, no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements.